Long-term Debt Long-Term Debt - Maturities of Outstanding Debt (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 9,500
2021	9,500
2022	9,500
2023	9,500
2024	9,500
Thereafter	988,814
Total future payments	$ 1,036,314